Recurring Fair Value Measurements, Changes in Fair Value of Warrant Liabilities (Details) - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 560,000	$ 5,824,000
Change in fair value	$ (336,000)	$ (5,264,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities
Fair value, end of period	$ 224,000	$ 560,000